March 4, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Worldwide Growth Fund, Inc.
 1933 Act File No.: 33-58282
 1940 Act File No.: 811-07512
 CIK No.: 0000897569

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 60 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2025.

Please address any comments or questions to my attention at 412-236-3018.

Sincerely,

/s/Nicole B. Evoy
Nicole B. Evoy
Associate, Paralegal II